Debt - Term Loan and Amendment Agreement (Details) - USD ($) $ in Millions			9 Months Ended	12 Months Ended
	Sep. 07, 2018	Oct. 20, 2017	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Dividends to equity holders				$ 1.0	$ 1.2	$ 115.8
Payment of one or more restricted payments to shareholders	$ 115.0
Term Loan Facility
Debt Instrument [Line Items]
Retirement of existing debt outstanding		$ 280.0	$ 280.0
Cost associated with debt		19.5	19.5
Dividends to equity holders		160.0	160.0
Write-off unamortized deferred financing costs		21.7	21.7
Aggregate principal amount		425.0
Term Loan B-1 facility
Debt Instrument [Line Items]
Cost associated with debt	3.7
Dividends to equity holders	115.0
Paid fees and expenses	3.7
Aggregate principal amount	85.8			85.8
Payment of one or more restricted payments to shareholders	$ 85.8
Number of business days within which dividend was paid	5 days
Revolving Credit Facility
Debt Instrument [Line Items]
Aggregate principal amount		30.0		$ 30.0
Apollo Global Securities, LLC | Term Loan Facility
Debt Instrument [Line Items]
Cost associated with debt		$ 4.6	$ 4.6